INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	$ 143,922	$ 116,475
Total accumulated amortization	(91,405)	(76,702)
Total intangible assets, net	52,517	39,773
Licensing Fee [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	36,654	36,914
Total accumulated amortization	(33,704)	(32,968)
IP Right [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	45,918	41,602
Total accumulated amortization	(39,357)	(32,460)
Trademarks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	10,679	10,679
Total accumulated amortization	(4,806)	(3,738)
Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	15,200	15,200
Total accumulated amortization	(4,856)	(2,322)
Software, Including Internal Use Software under Development [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	30,202	6,512
Software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total accumulated amortization	(7,060)	(3,982)
Others [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	5,269	5,568
Total accumulated amortization	$ (1,622)	$ (1,232)